FAIR VALUE MEASURES AND DISCLOSURES (Carrying and Fair Values of the Company's Loans Held for Investment, Net, Mortgage Note Payable and Revolving Credit Facility) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	$ 11,109	$ 16,356
Mortgage note payable	(9,043)	0
Revolving credit facility	(760)	0
Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans held for investment, net	11,109	16,356
Mortgage note payable	(9,043)	0
Revolving credit facility	$ (760)	$ 0